OMB APPROVAL
OMB Number: 3235-0578 Expires: March 31, 2019 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04750

Fenimore Asset Management Trust
(Exact name of registrant as specified in charter)

384 North Grand Street Cobleskill, New York	12043
(Address of principal executive offices)	(Zip code)

Thomas O. Putnam

384 North Grand Street Cobleskill, New York 12043
(Name and address of agent for service)

Registrant's telephone number, including area code:	(800) 932-3271

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FAM VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Value
Air Freight & Logistics - 2.1%
Forward Air Corporation	389,233	$27,908,006

Banks - 3.7%
M&T Bank Corporation	179,000	29,452,660
South State Corporation	234,110	19,197,020
		48,649,680
Capital Markets - 6.4%
Brookfield Asset Management, Inc. - Class A	1,102,500	49,094,325
Franklin Resources, Inc.	290,000	8,818,900
T. Rowe Price Group, Inc.	239,500	26,148,610
		84,061,835
Chemicals - 2.0%
Air Products & Chemicals, Inc.	160,500	26,811,525

Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc. - Class A (a)	163	52,160,016

Electronic Equipment, Instruments & Components - 8.7%
CDW Corporation	858,000	76,293,360
FLIR Systems, Inc.	624,728	38,402,030
		114,695,390
Equity Real Estate Investment Trusts (REITs) - 2.1%
Forest City Realty Trust, Inc. - Class A	1,114,341	27,958,816

Health Care Equipment & Supplies - 2.6%
Stryker Corporation	191,000	33,936,880

Health Care Providers & Services - 3.6%
Henry Schein, Inc. (a)	350,000	29,760,500
MEDNAX, Inc. (a)	381,400	17,796,124
		47,556,624
Hotels, Restaurants & Leisure - 2.8%
Marriott International, Inc. - Class A	113,800	15,025,014
Yum! Brands, Inc.	245,600	22,327,496
		37,352,510

FAM VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.0% (Continued)	Shares	Value
Household Durables - 2.6%
Mohawk Industries, Inc. (a)	196,100	$34,386,135

Insurance - 10.2%
Brown & Brown, Inc.	1,919,392	56,756,421
Enstar Group Ltd. (a)	8,595	1,792,058
Markel Corporation (a)	53,850	64,000,186
White Mountains Insurance Group Ltd.	13,233	12,384,368
		134,933,033
Internet Software & Services - 1.4%
Black Knight, Inc. (a)	356,711	18,531,137

Life Sciences Tools & Services - 2.2%
Waters Corporation (a)	145,702	28,365,265

Machinery - 14.8%
Donaldson Company, Inc.	695,400	40,514,004
Graco, Inc.	646,650	29,965,761
IDEX Corporation	476,750	71,827,155
Illinois Tool Works, Inc.	264,950	37,389,744
Snap-on, Inc.	80,000	14,688,000
		194,384,664
Media - 3.1%
Interpublic Group of Companies, Inc. (The)	1,791,700	40,976,179

Multi-Line Retail - 1.6%
Dollar General Corporation	196,300	21,455,590

Oil, Gas & Consumable Fuels - 3.4%
EOG Resources, Inc.	345,000	44,011,650

Road & Rail - 1.6%
Landstar System, Inc.	174,221	21,254,962

Semiconductors & Semiconductor Equipment - 1.8%
Microchip Technology, Inc.	295,000	23,278,450

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.0% (Continued)	Shares	Value
Specialty Retail - 13.3%
AutoZone, Inc. (a)	63,700	$49,412,090
CarMax, Inc. (a)	615,000	45,922,050
Ross Stores, Inc.	810,688	80,339,181
		175,673,321

Total Common Stocks (Cost $439,875,909)		$1,238,341,668

MONEY MARKET FUNDS - 6.5%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 1.97% (b) (Cost $85,975,311)	85,975,311	$85,975,311

Total Investments at Value - 100.5% (Cost $525,851,220)		$1,324,316,979

Liabilities in Excess of Other Assets - (0.5%)		(7,074,479)

Net Assets - 100.0%		$1,317,242,500

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2018.

See accompanying notes to Schedules of Investments.

FAM EQUITY-INCOME FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

COMMON STOCKS - 94.5%	Shares	Value
Banks - 5.8%
M&T Bank Corporation	37,000	$6,087,980
South State Corporation	78,000	6,396,000
Stock Yards Bancorp, Inc.	70,664	2,565,103
		15,049,083
Capital Markets - 2.4%
Franklin Resources, Inc.	33,900	1,030,899
T. Rowe Price Group, Inc.	48,000	5,240,640
		6,271,539
Chemicals - 6.7%
Air Products & Chemicals, Inc.	87,000	14,533,350
International Flavors & Fragrances, Inc.	20,000	2,782,400
		17,315,750
Commercial Services & Supplies - 3.6%
US Ecology, Inc.	125,647	9,266,466

Containers & Packaging - 2.3%
Avery Dennison Corporation	56,000	6,067,600

Electronic Equipment, Instruments & Components - 9.7%
CDW Corporation	217,000	19,295,640
National Instruments Corporation	122,000	5,896,260
		25,191,900
Equity Real Estate Investment Trusts (REITs) - 4.1%
Digital Realty Trust, Inc.	47,000	5,286,560
Forest City Realty Trust, Inc. - Class A	210,000	5,268,900
		10,555,460
Food Products - 1.3%
McCormick & Company, Inc.	26,000	3,425,500

Health Care Equipment & Supplies - 5.8%
Stryker Corporation	85,500	15,191,640

Hotels, Restaurants & Leisure - 2.7%
Sonic Corporation	165,000	7,151,100

FAM EQUITY-INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Insurance - 5.3%
Arthur J. Gallagher & Company	183,920	$13,691,005

Machinery - 12.6%
Donaldson Company, Inc.	91,600	5,336,616
IDEX Corporation	62,984	9,489,170
Ingersoll-Rand plc	114,000	11,662,200
Snap-on, Inc.	33,700	6,187,320
		32,675,306
Media - 3.2%
Interpublic Group of Companies, Inc. (The)	362,000	8,278,940

Oil, Gas & Consumable Fuels - 3.8%
EOG Resources, Inc.	78,000	9,950,460

Professional Services - 2.7%
Robert Half International, Inc.	100,000	7,038,000

Semiconductors & Semiconductor Equipment - 9.6%
Microchip Technology, Inc.	117,000	9,232,470
Versum Materials, Inc.	165,710	5,967,217
Xilinx, Inc.	120,414	9,653,590
		24,853,277
Specialty Retail - 9.2%
Monro, Inc.	96,000	6,681,600
Penske Automotive Group, Inc.	70,000	3,317,300
Ross Stores, Inc.	139,686	13,842,883
		23,841,783
Trading Companies & Distributors - 1.0%
Watsco, Inc.	14,000	2,493,400

FAM EQUITY-INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Water Utilities - 2.7%
Aqua America, Inc.	190,750	$7,038,675

Total Common Stocks (Cost $122,025,600)		$245,346,884

MONEY MARKET FUNDS - 5.5%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 1.97% (a) (Cost $14,328,152)	14,328,152	$14,328,152

Total Investments at Value - 100.0% (Cost $136,353,752)		$259,675,036

Liabilities in Excess of Other Assets - (0.0%) (b)		(6,454)

Net Assets - 100.0%		$259,668,582

(a)	The rate shown is the 7-day effective yield as of September 30, 2018.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

FAM SMALL CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

COMMON STOCKS - 88.6%	Shares	Value
Banks - 8.5%
National Commerce Corporation (a)	202,400	$8,359,120
Pinnacle Financial Partners, Inc.	94,000	5,654,100
South State Corporation	22,400	1,836,800
		15,850,020
Capital Markets - 3.7%
Diamond Hill Investment Group, Inc.	41,357	6,840,034

Commercial Services & Supplies - 8.0%
Multi-Color Corporation	120,500	7,501,125
US Ecology, Inc.	100,000	7,375,000
		14,876,125
Diversified Consumer Services - 3.7%
Carriage Services, Inc.	318,742	6,868,890

Electrical Equipment - 6.6%
Franklin Electric Company, Inc.	123,000	5,811,750
Thermon Group Holdings, Inc. (a)	251,000	6,470,780
		12,282,530
Electronic Equipment, Instruments & Components - 7.4%
PC Connection, Inc.	193,600	7,529,104
ScanSource, Inc. (a)	154,000	6,144,600
		13,673,704
Food Products - 4.0%
Hostess Brands, Inc. (a)	678,000	7,505,460

Health Care Equipment & Supplies - 7.3%
AngioDynamics, Inc. (a)	292,000	6,348,080
Natus Medical, Inc. (a)	200,000	7,130,000
		13,478,080
Hotels, Restaurants & Leisure - 4.3%
Choice Hotels International, Inc.	96,000	7,996,800

Insurance - 2.3%
Hallmark Financial Services, Inc. (a)	393,032	4,323,352

FAM SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.6% (Continued)	Shares	Value
IT Services - 4.8%
ExlService Holdings, Inc. (a)	136,000	$9,003,200

Media - 2.2%
Boston Omaha Corporation - Class A (a)	135,600	4,054,440

Oil, Gas & Consumable Fuels - 2.9%
Matador Resources Company (a)	161,000	5,321,050

Professional Services - 4.6%
CBIZ, Inc. (a)	360,000	8,532,000

Real Estate Management & Development - 7.1%
Colliers International Group, Inc.	80,300	6,227,265
FRP Holdings, Inc. (a)	112,735	7,000,844
		13,228,109
Road & Rail - 2.9%
Landstar System, Inc.	43,959	5,362,998

Specialty Retail - 8.3%
Monro, Inc.	115,000	8,004,000
Penske Automotive Group, Inc.	140,000	6,634,600
Winmark Corporation	4,831	801,946
		15,440,546

Total Common Stocks (Cost $124,180,088)		$164,637,338

FAM SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 8.2%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 1.97% (b) (Cost $15,273,339)	15,273,339	$15,273,339

Total Investments at Value - 96.8% (Cost $139,453,427)		$179,910,677

Other Assets in Excess of Liabilities - 3.2%		6,000,699

Net Assets - 100.0%		$185,911,376

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2018.

See accompanying notes to Schedules of Investments.

FAM FUNDS

Notes to Schedules of Investments

September 30, 2018 (Unaudited)

1. Organization

FAM Value Fund, FAM Equity-Income Fund and FAM Small Cap Fund (individually, a “Fund” and collectively, the “Funds”) are each a series of Fenimore Asset Management Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940. Each Fund is authorized to issue two classes of shares, Investor Shares and Institutional Shares. Each Fund currently offers Investor Shares. Institutional Shares of FAM Value Fund and FAM Small Cap Fund are currently being offered for sale and may be purchased by those investors qualified to purchase Institutional Shares. Institutional Shares of FAM Equity-Income Fund are not currently being offered for sale. The investment objective of the FAM Value Fund is to maximize long-term return on capital. The investment objective of the FAM Equity-Income Fund is to provide current income and long-term capital appreciation from investing primarily in income-producing stocks that pay dividends. The investment objective of the FAM Small Cap Fund is to maximize long-term return on capital.

2. Significant Accounting Policies

The following is a summary of each Fund’s significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and followed by the Funds in the preparation of their financial statements.

Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange, Inc. (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities may be carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees of Fenimore Asset Management Trust. Investments in other open-end investment companies, including money market funds, are valued at their net asset value as reported by such companies.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

FAM FUNDS

Notes to Schedules of Investments (Continued)

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2018 by security type:

FAM Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$1,238,341,668	$-	$-	$1,238,341,668
Money Market Funds	85,975,311	-	-	85,975,311

Total	$1,324,316,979	$-	$-	$1,324,316,979

FAM Equity-Income Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$245,346,884	$-	$-	$245,346,884
Money Market Funds	14,328,152	-	-	14,328,152

Total	$259,675,036	$-	$-	$259,675,036

FAM Small Cap Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$164,637,338	$-	$-	$164,637,338
Money Market Funds	15,273,339	-	-	15,273,339

Total	$179,910,677	$-	$-	$179,910,677

As of September 30, 2018, the Funds did not have any transfers between Levels. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period. In addition, the Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2018.

Refer to each Fund’s Schedule of Investments to view securities segregated by industry type.

3. Investment Transactions

Investment transactions are recorded on trade date. Realized gains and losses on investments sold are determined on the basis of identified cost.

4. Federal Tax Information

The following information is computed on a tax basis for each item as of September 30, 2018:

	FAM Value Fund	FAM Equity- Income Fund	FAM Small Cap Fund

Tax cost of portfolio investments	$525,851,220	$136,353,752	$139,453,427

Gross unrealized appreciation	$799,494,294	$123,508,467	$44,879,158
Gross unrealized depreciation	(1,028,535)	(187,183)	(4,421,908)

Net unrealized appreciation	$798,465,759	$123,321,284	$40,457,250

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Fenimore Asset Management Trust

By (Signature and Title)*		/s/ Thomas O. Putnam
Thomas O. Putnam, President

Date	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Thomas O. Putnam
Thomas O. Putnam, President

Date	November 20, 2018

By (Signature and Title)*		/s/ Michael F. Balboa
Michael F. Balboa, Treasurer

Date	November 20, 2018

*	Print the name and title of each signing officer under his or her signature.